Business Combination (Details 1) $ in Thousands	Jun. 12, 2019 USD ($)
The fair values of the identifiable assets and liabilities:
Cash and cash equivalents	$ 79
Trade accounts receivable	130
Other accounts receivable	175
Property, plant and equipment	14
Right of use assets	405
Servers	199
Technology and supplier relations	4,651
Customer relations	259
Short-term loan	(24)
Trade accounts payable	(170)
Other accounts payable	(343)
Contract liabilities	(99)
Lease liabilities	(443)
Deferred taxes liabilities	(1,026)
Total identifiable net assets at fair value	3,807
Goodwill	7,589
Total purchase price	$ 11,396